Restatement of Previously Issued Financial Statement - Additional Information (Detail)	Feb. 05, 2021 USD ($) $ / shares shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary equity redemption price per share | $ / shares	$ 10.00
Minimum net tangible assets for business combination | $	$ 5,000,001
Minimum common stock ownership for accepting tender offer	50.00%
Public Warrants [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class of warrant or right, outstanding | shares	6,666,667
Private Warrants [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class of warrant or right, outstanding | shares	259,167
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary equity redemption price per share | $ / shares	$ 10.00